Expenses by Nature - Summary of Expenses by Nature Administrative Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	₺ (673,370)	₺ (645,196)	₺ (721,849)
Employee benefit expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(425,681)	(346,151)	(277,438)
Travel and entertainment expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(38,406)	(30,957)	(18,913)
Consultancy expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(38,252)	(50,247)	(54,315)
Collection expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(37,525)	(20,415)	(20,827)
Maintenance and repair expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(26,867)	(24,342)	(20,315)
Rent expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses		(36,280)	(30,314)
Impairment expense recognized on receivables [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses		(36,278)	(211,384)
Other [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	₺ (106,639)	₺ (100,526)	₺ (88,343)